OTHER LONG-TERM LIABILITIES	13 Months Ended
Sep. 30, 2023
Disclosure Of Other Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LIABILITIES
The Company’s other liabilities include the following balances as of September 30, 2023 and August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Advance from joint operator	$—	$2,444
Contingent share consideration (Notes 16 (i) and 27)	49	7,000
Current portion lease liability (Note 16 (ii))	1,013	916
	$1,062	$10,360

The advance from a joint operator is related to the Product Development Collaboration Agreement ("PDC Agreement") as described in Note 26.
OTHER LONG-TERM LIABILITIES
The carrying value of other long-term liabilities consists of:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Contingent share consideration (i)	$—	$2,913
Lease liabilities (ii)	3,551	2,206
	$3,551	$5,119
Contingent share consideration
In connection with the Company's investment in Laurentian, the Company has commitments to deliver additional consideration, contingent upon achievement of certain milestones. Refer to Note 27 for further information.
ii.    Leases
The Company records its leases in accordance with IFRS 16, and as a result recognizes the right-of-use (“ROU”) assets and corresponding lease liabilities. ROU assets are recorded under property, plant, and equipment (Note 8) with current and long-term portion of lease liabilities recorded under other liabilities.

The changes in the carrying value of current and non-current lease liabilities are as follows:

SEPTEMBER 30, 2023
Balance, August 31, 2022	$3,122
Lease additions	2,300
Lease payments	(1,157)
Interest expense on lease liabilities	299
Balance, September 30, 2023	4,564
Current portion (included in other liabilities)	(1,013)
Long-term portion	$3,551

The undiscounted contractual payments relating to the current and future lease liabilities is:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Less than 1 year	$1,251	$1,060
1 to 2 years	1,081	1,009
2 to 3 years	503	778
3 to 4 years	459	241
4 to 5 years	461	131
Thereafter	1,944	240
Total	$5,699	$3,459